Convertible Note	12 Months Ended
Dec. 31, 2018
Convertible Note
10.	Convertible Note

On May 5, 2018, the Group completed the transactions contemplated by its April 30, 2018 convertible note purchase agreement with FutureX Innovation SPC. In accordance with the convertible note purchase agreement, the Group received US$40 million (approximately RMB 275,020) and issued the FutureX Convertible Note that is convertible, in whole or in part, into the Company’s Class B ordinary shares at a conversion price of US$6.50 per share, subject to customary adjustments. The FutureX Convertible Note has a term of 18 months and bears interest at 2.80% per annum. The FutureX Convertible Note includes other customary terms and covenants, including certain events of default after which the FutureX Convertible Note may be due and payable immediately. Additionally, in the event of a fundamental change, as defined in the FutureX Convertible Note, the holder of the note may require the Group to repurchase the FutureX Convertible Note at a price equal to 100% of the principal amount of the FutureX Convertible Note, plus accrued and unpaid interest. FutureX Innovation SPC agreed not to transfer or sell the FutureX Convertible Note, the Class B ordinary shares or any of the Company’s other securities, or enter into any swap, short sale or similar arrangements relating to such securities, for a period of six months after the issuance of the FutureX Convertible Note. In connection with this transaction, the Group and FutureX Innovation SPC entered into a registration rights agreement, pursuant to which FutureX Innovation SPC has the right to require the Group, within 15 months following the issuance of the FutureX Convertible Note, to file a registration statement with the SEC covering the offer and sale of the Class B ordinary shares issued upon conversion of the FutureX Convertible Note, as well as certain customary piggyback registration rights.

The notes are convertible into the Group’s ordinary shares at conversion price is US$6.50, which is higher than the price of the Group’s ordinary shares on the date of issuance, therefore the conversion feature embedded in the note did not meet the definition of beneficial conversion feature. The Company determined that conversion option embedded in the note meet the definition of a derivative liability instrument and re-measured at fair value at each financial reporting date until such time as the conversion feature is exercised or expired. The Company evaluated the fair value of the embedded conversion feature at the issuance date and recorded the amount as discount to convertible note payable. The discount to convertible note payable is being amortized to interest expense over the life of the note using the straight-line method, which approximates the effective interest method.

The fair value of embedded conversion feature were RMB58,486 and calculated using the binomial model based on the following variables at inception on May 5, 2018:

•	Strike price of US$6.50, for the conversion options

•	Expected volatility of 56.0% calculated using the Company’s historical price of its Class B ordinary shares

•	Expected dividend yield of 0%

•	Risk-free interest rate of 3.12%, for the conversion options

•	Expected life of 1.5 years

•	Market price at issuance date of US$5.73

The fair value of embedded conversion feature were RMB596 and calculated using the binomial model based on the following variables on December 31, 2018:

•	Strike price of US$6.50, for the conversion options

•	Expected volatility of 56.0% calculated using the Company’s historical price of its Class B ordinary shares

•	Expected dividend yield of 0%

•	Risk-free interest rate of 3.02%, for the conversion options

•	Expected life of 0.83 years

•	Market price at re-measurement date of US$2.23

Convertible note balance as of December 31, 2018 was RMB242,702, net of debt discount of RMB32,318. Amortization of debt discount for the year ended December 31, 2018 was RMB25,337. Gain on change in fair value of derivative liabilities for the year ended December 31, 2018 were RMB57,890. Interest expenses in relation to this convertible note for the year ended December 31, 2018 was RMB4,987.